Mar. 30, 2020

SMEAD FUNDS TRUST

Supplement dated July 24, 2020 to the

Prospectus dated March 30, 2020

Smead Value Fund

Investor Class Shares (SMVLX)

Class A Shares (SVFAX)

Class C Shares (SVFCX)

Class I1 Shares (SVFFX)

Class R1 Shares (SVFDX)

Class R2 Shares (SVFKX)

Class Y Shares (SVFYX)

This Supplement updates certain information contained in the Smead Value Fund Prospectus dated March 30, 2020. You should retain this Supplement and the Prospectus for future reference. Additional copies of the Prospectus may be obtained free of charge by calling the Fund (toll-free) at 877-807-4122 or by visiting the Fund’s website at http://smeadcap.com/smead-value-fund/.

The last sentence of the paragraph in the section “Fees and Expenses of the Fund” in the Summary on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the following:

More information about these and other discounts and waivers is available from your financial professional and under “Shareholder Information – Class A Sales Charge Reductions and Waivers” beginning on page 18 of the Fund’s Statutory Prospectus, under “Exhibit A – Sales Charge Waivers” on page 39 of the Fund’s Statutory Prospectus, under “Exhibit B – Sales Charge Waivers” on page 41 of the Fund’s Statutory Prospectus and under “Additional Purchase and Redemption Information – Sales Charges on Class A Shares” beginning on page 35 of the Fund’s Statement of Additional Information (“SAI”).